PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Mar. 31, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries and its former variable interest entities (“VIEs”) . The Company, its subsidiaries and its former consolidated VIEs are collectively referred to as the “Group”.

The Company was incorporated under the law of the Cayman Islands as the exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”). In order to devote all resources towards developing and scaling up its online used car business and to relieve its future growth from additional guarantee obligations or credit risks, the Group made a series of strategic divestiture transactions (the “Divestiture Transactions”) that occurred during 2019 and subsequent period in 2020. Since September 2020, the Group has shifted to “inventory-owning” model where the Group builds-up and sells its own inventory of used vehicles. Prior to these Divestiture Transactions disclosed in the below paragraphs, the Group was primarily engaged in operating used car e-commerce platforms through its mobile applications (Uxin Used Car / Uxin Auction) and websites (www.xin.com / www.youxinpai.com), facilitating used car transaction services (2B / 2C) and facilitating financing solutions offered by third-party financing partners to buyers for their used car purchases (2C).

China’s used car market follows clear seasonal patterns where the fourth quarter is typically the peak season and the first quarter is typically slower due to the Chinese New Year Holiday. The Company decided to change its fiscal year end from December 31 to March 31, effective April 1, 2020, in order to focus on strategic planning for each new fiscal year during off peak first quarter.

Divestiture Transactions

On January 16, 2020, the Company entered into definitive agreements with Beijing Hengtai Boche Auction Co. Ltd. (“Boche”) to divest its salvage car related business in exchange for a total cash consideration of RMB330 million. The cash consideration was further modified and revised to RMB295 million due to a working capital adjustment. The transaction contemplated under the definitive agreements was closed in January 2020. Starting from January 31, 2020, the Company no longer retained power of control over the salvage cars related business and accordingly deconsolidated the related subsidiaries, mainly including Beijing Youxin Fengshun Lubao Vehicle Auction Co., Ltd., Beijing Fengshun Lubao Automotive Auction Co., Ltd., Zhejiang Dongwang Internet Technology Co., Ltd. and their wholly-owned subsidiaries (“Salvage Car Related Subsidiaries”), from the Company’s consolidated financial statements.

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business in exchange for a total gross consideration of US$105 million. The transaction contemplated under the definitive agreements was closed in April 2020.

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements, respectively, with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantees starting from the three months ended December 31, 2019. The transaction contemplated under the definitive and supplemental agreements was closed on April 23, 2020.

After the Divestiture Transactions, the Group primarily operated its cross-regional online used car transaction business (2C). Since September 2020, the Group started to shift to the “inventory-owning” model where the Group sells its own inventory of used vehicles, and this model has been further updated since March 2021 when the Group started to acquire used vehicles directly from individuals.

As of March 31, 2022, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Youxin (Shaanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Online used car transaction service
Youxin (Ningbo) Information Technology Co., Ltd.	Ningbo	July 15, 2020	100%	Vehicle sales
Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd.	Hefei	September 8, 2021	100%	Vehicle sales
Hefei Youquan Information Technology Co., Ltd.	Hefei	December 13, 2021	100%	Vehicle sales

Variable interest entities

In order to comply with PRC regulatory requirements restricting foreign ownership of internet information services under value-added telecommunications services and certain other businesses in China, the Company used to operate online platforms that provided internet information services and engaged in other foreign-ownership-restricted businesses through certain PRC domestic companies, whose equity interests were held by certain management members of the Company (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual arrangements, including exclusive options agreements, power of attorney, exclusive business cooperation agreements (which includes arrangements which provide for services to these domestic companies), equity pledge agreements and loan agreements, with these PRC domestic companies and their respective Nominee Shareholders. As a result, the Company which maintained the ability to control these PRC domestic companies was entitled to substantially all of the economic benefits from these PRC domestic companies and was obligated to absorb the expected losses of these PRC domestic companies. Management concluded that these PRC domestic companies were VIEs of the Company, of which the Company was the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries during the relevant periods.

Prior to the Divestiture Transactions, the Group primarily operated 2B and 2C online platforms through one of the former VIEs, Youxin Internet (Beijing) Information Technology Co., Ltd. (“Youxin Hulian”) via the contractual agreements. In January 2015, the MIIT eliminates the restrictions on foreign ownership in the SHFTZ Notice for enterprises in Shanghai Pilot Free Trade Zone that provide online data processing and transaction processing services (operating E-commerce) under value-added telecommunications services. Certain eligible WFOEs and subsidiaries of WFOEs applied for and obtained the VATS Licenses to conduct E-commerce in 2015 and 2016, and they operated the 2B and 2C online platforms since then. After the Divestiture Transactions, current business is operated by the Company’s subsidiaries.

In March 2022, in order to streamline the corporate structure and considering the changing regulatory environment and the Group’s current business does not require the use of VIE structure, the Company terminated the historical contractual arrangements with its former VIEs (“Restructuring”). Pursuant to the Restructuring, the wholly owned subsidiaries that previously had contractual arrangements with the former VIEs and their respective shareholders purchased all equity interests held by such shareholders in the former VIEs. Accordingly, all contractual arrangements that enabled such shareholders to exercise effective control over the former VIEs, receive substantially all of the economic benefits of the former VIEs and have exclusive options to purchase all or part of the equity interests in the former VIEs, were effectively terminated.

As a result of the Restructuring, the former VIEs have become wholly owned subsidiaries as of March 31, 2022. The Group currently operates its business in China directly through subsidiaries, and the Restructuring does not have significant impact on the Group’s current business. For the year ended December 31, 2019, the three months ended March 31, 2020, and the fiscal years ended March 31, 2021 and 2022, financial position, result of operations and cash flow activities of former VIEs were immaterial to the consolidated financial statements. In all periods presented, no service fee was accrued or paid by the former VIEs as the services provided were not material and no mandatory fee was provided for under prior VIE service arrangements.

Liquidity

The Company has incurred net losses from continuing operations since the inception. The Company incurred net losses from continuing operations of RMB1,327.7 million, RMB2,034.4 million, RMB717.0 million and RMB143.2 million for the year ended December 31, 2019, for the three months ended March 31, 2020 and for the fiscal years ended March 31, 2021 and 2022, respectively. Accumulated deficit amounted to RMB15,910.0 million and RMB16,053.3 million as of March 31, 2021 and 2022, respectively. Net current liabilities amounted to RMB314.3 million and RMB424.3 million as of March 31, 2021 and 2022, respectively.

As of the issuance date of the annual consolidated financial statements for the fiscal year ended March 31, 2022, the Company believes the rental commitment for the new inspection and reconditioning center (“IRC”) in Hefei will not commence in the next 12 months, and despite projected ongoing negative operating cash flows, its cash and cash equivalents, and cash proceeds received or expected to be received from its recent financing transactions are sufficient to fund its operating expenses, capital requirements and other contractual obligations for the next 12 months. The Company is entitled to an investment amount of US$100 million for the subscription of its senior convertible preferred shares, of which US$71.4 thousand for par value of the issued shares was received upon the closing. The remaining US$9.9 million, US$30 million, US$20 million and US$40 million will be received in September, December 2022, March and June 2023, respectively (Note 26). Concurrently, in order to settle a long-term borrowing due in December 2022, the Company has entered into a loan agreement (which pledges an equity interest in an investment) for a total of RMB290 million with a third party in July 2022 (Note 8). The Company also issued Class A ordinary shares to 58.com Holdings Inc. (“58.com”) in exchange for the full release of the Company's obligations of US$63 million under the 2024 Notes which was further modified in July 2021 (Note 12). Meanwhile, the Company continues to optimize its cost and expense structure to improve the capital and operating efficiency of its business process.

Considering all the actions mentioned above, which have alleviated the substantial doubt of the ability to continue as a going concern, the Company believes that its current cash and cash equivalents, cash proceeds received (or to be received) from recent financing transactions and the anticipated cash flows from operations will be sufficient to meet its anticipated working capital requirements and contractual obligations for the next twelve months and the consolidated financial statements of the Company have been prepared on a going concern basis.

Additionally, as discussed in Note 10 and Note 12, the Company has a total of RMB173.4 million consideration payable to WeBank and US$81.9 million (equivalent to RMB519.2 million) long-term debt, among which RMB83.4 million in consideration payable to WeBank and US$72.8 million (equivalent to RMB461.5 million) in long-term debt will mature after twelve months following the issuance of the consolidated financial statements. In these obligations, the payments of RMB30 million in consideration payable to WeBank and US$27.3 million (equivalent to RMB173.1 million) in long-term debt will be due in December 2023. These obligations, the rental commitment post completion of the Hefei IRC as disclosed in Note 25, and the probability that the Company will continue to incur, for the foreseeable future, net losses and negative cash flows from operations will significantly impact the Company’s liquidity at such time in the future. Concurrently, as part of the shares subscription agreement the Company entered into with NIO Capital and Joy Capital in June 2021, both investors retain their rights to exercise the warrants to purchase senior convertible preferred shares of up to US$165 million. Management’s plan to address liquidity matters relating to the maturity of these obligations and expected negative operating cash flows include: 1) negotiating with the warrants holders to exercise their warrants; 2) restructuring existing obligations to reduce cash payments; and 3) working on several other initiatives to further improve its working capital efficiency.